Dreyfus Municipal Cash Management Plus

Incorporated herein by reference is the definitive version of the supplement for Dreyfus Municipal Cash Management Plus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 18, 2016 (SEC Accession No. 0000867955-16-000058).